Provisions on Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Provisions on Assets

Year Ended December 31	2021	2020
Midstream	$59	$106
Corporate/Other	5	3
	$64	$109